UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VanEck Funds

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VanEck Funds
666 Third Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 100.5%
United States Treasury Obligations: 95.8%
	United States Treasury Bills
$10,000,000	0.25%, 04/07/16	$9,999,583
25,000,000	0.27%, 05/05/16	24,994,097
52,000,000	0.27%, 06/02/16 (a)	51,986,428
30,000,000	0.29%, 05/19/16 (a)	29,988,300
50,000,000	0.31%, 05/12/16 (a)	49,982,034
25,000,000	0.31%, 06/09/16 (a)	24,991,825
25,000,000	0.32%, 06/16/16 (a)	24,990,225
		216,932,492

Number of Shares
Money Market Fund: 4.7%
10,708,769	AIM Treasury Portfolio - Institutional Class	10,708,769
Total Short-term Investments (Cost: $227,616,325)		227,641,261
Liabilities in excess of other assets: (0.5)%		(1,113,216)
NET ASSETS: 100.0%		$226,528,045

Total Return Swap Contracts – As of March 31, 2016, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund(b)	Termination Date	% of Net Assets	Unrealized Depreciation
UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$228,124,000	0.73%	04/13/16	16.3%	$(1,934,870)

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated, including cash, is $37,017,127.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: 043% + rate of the 3 Month T-Bill.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	95.3%	$216,932,492
Money Market Fund	4.7	10,708,769
	100.0%	$227,641,261

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Short-Term Investments
United States Treasury Obligations	$—	$216,932,492	$—	$216,932,492
Money Market Fund	10,708,769	—	—	10,708,769
Total	$10,708,769	$216,932,492	$—	$227,641,261
Other Financial Instruments:
Swap Contract	$—	$(1,934,870)	$—	$(1,934,870)

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 85.9%
Brazil: 6.1%
3,152,000	BB Seguridade Participacoes SA	$26,035,460
622,000	Estacio Participacoes SA	2,044,704
91,300	Itau Unibanco Holding SA	678,215
144,600	Ouro Fino Saude Animal Participacoes SA	1,761,428
833,000	Smiles SA	8,805,732
1,367,800	Valid Solucoes SA	11,427,339
		50,752,878
China / Hong Kong: 26.1%
2,180,000	AIA Group Ltd. #	12,391,161
51,110	Baidu, Inc. (ADR) *	9,755,877
14,979,000	Beijing Enterprises Water Group Ltd. #	9,398,139
6,478,000	Boer Power Holdings Ltd. #	5,114,766
10,504,900	CAR, Inc. * #	12,332,895
8,365,994	China Animal Healthcare Ltd. * # §	1,401,998
1,907,000	China Medical System Holdings Ltd. #	2,646,912
30,247,000	Chongqing Rural Commercial Bank Co. Ltd. #	16,012,196
32,564,000	EVA Precision Industrial Holdings Ltd. #	4,832,952
2,315,000	Galaxy Entertainment Group Ltd. #	8,676,021
986,000	JD.com, Inc. (ADR) *	26,129,000
5,076,000	Phoenix Healthcare Group Co. Ltd. #	5,627,706
4,308,000	Ping An Insurance Group Co. of China Ltd. #	20,700,979
2,068,841	Shanghai International Airport Co. Ltd. #	9,638,443
2,770,000	Sinopharm Group Co. Ltd. #	12,446,888
3,489,000	Techtronic Industries Co. #	13,844,175
1,112,500	Tencent Holdings Ltd. #	22,758,707
10,398,000	Wasion Group Holdings Ltd. #	5,480,626
36,972,000	Xinyi Solar Holdings Ltd. #	13,095,242
2,357,696	Zhengzhou Yutong Bus Co. Ltd. #	7,062,852
		219,347,535
Egypt: 0.9%
1,818,250	Commercial International Bank Egypt SAE	7,868,890
Hungary: 1.5%
647,226	Richter Gedeon Nyrt #	12,893,510
India: 13.5%
2,383,000	Axis Bank Ltd. #	16,026,460
1,347,000	Cadila Healthcare Ltd. #	6,446,739
8,388,000	Dish TV India Ltd. * #	11,143,313
2,811,000	Fortis Healthcare Ltd. * #	7,430,292
320,700	Glenmark Pharmaceuticals Ltd. #	3,849,321
360,600	HCL Technologies Ltd. #	4,428,127
1,452,700	LIC Housing Finance Ltd. #	10,769,712
2,044,000	Mundra Port & Special Economic Zone Ltd. #	7,660,850
1,089,500	Phoenix Mills Ltd.	4,935,634
869,990	Strides Shasun Ltd. #	14,291,804
834,160	VA Tech Wabag Ltd. #	6,509,180
1,511,000	Yes Bank Ltd. #	19,784,630
		113,276,062
Indonesia: 2.2%
20,039,100	Link Net Tbk PT * #	6,201,878
9,130,200	Matahari Department Store Tbk PT #	12,634,045
		18,835,923
Jordan: 1.1%
309,872	Hikma Pharmaceuticals Plc (GBP) #	8,799,271
Kazakhstan: 0.4%
892,000	Halyk Savings Bank of Kazakhstan JSC (GDR) Reg S	3,746,400
Kenya: 1.1%
54,920,000	Safaricom Ltd. #	9,087,629
Mexico: 1.3%
2,874,900	Qualitas Controladora SAB de CV *	3,361,259
2,676,000	Unifin Financiera SAPI de CV SOFOM ENR	7,498,063
		10,859,322
Nigeria: 0.2%
24,300,000	Guaranty Trust Bank Plc #	1,746,454
Peru: 2.4%
152,000	Credicorp Ltd. (USD)	19,913,520
Philippines: 2.1%
11,194,000	Robinsons Retail Holdings, Inc. #	17,997,192
Russia: 1.2%
64,940	Magnit PJSC #	10,133,756
South Africa: 5.6%
4,221,000	Life Healthcare Group Holdings Ltd. #	10,188,083
201,077	Naspers Ltd. #	28,030,084
634,000	Spar Group Ltd.	8,545,661
		46,763,828
South Korea: 2.0%
10,550	LG Household & Health Care Ltd. #	8,723,348
93,300	Woongjin Coway Co. Ltd. #	7,858,368
		16,581,716
Spain: 1.6%
750,616	CIE Automotive SA #	13,496,806
Switzerland: 1.6%
243,400	Luxoft Holding, Inc. (USD) *	13,394,302
Taiwan: 8.2%
9,973,000	Advanced Semiconductor Engineering, Inc. #	11,551,951
790,500	Aerospace Industrial Development Corp. #	1,036,321
2,445,000	Catcher Technology Co. Ltd. #	20,038,620
104,000	Largan Precision Co. Ltd. #	8,060,948
705,490	Poya Co. Ltd. #	7,502,538
4,140,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	20,649,625
		68,840,003
Thailand: 1.9%
10,783,000	CP ALL PCL #	14,005,295
461,000	Kasikornbank PCL #	2,292,677
		16,297,972
Turkey: 2.3%
579,630	AvivaSA Emeklilik ve Hayat AS	3,988,582
25,474,332	Turkiye Sinai Kalkinma Bankasi AS #	14,919,137
		18,907,719
United Kingdom: 2.1%
292,197	Bank of Georgia Holdings Plc #	8,508,316
812,346	Hirco Plc * # §	0
1,560,000	International Personal Finance Plc #	6,527,180
5,696,550	Raven Russia Ltd. * #	2,423,491
		17,458,987
United States: 0.5%
87,000	First Cash Financial Services, Inc.	4,007,220
Total Common Stocks (Cost: $766,072,922)		721,006,895
PREFERRED STOCKS: 3.5%
Brazil: 1.3%
1,210,600	Itau Unibanco Holding SA	10,507,927
Colombia: 1.0%
940,000	Banco Davivienda SA	8,608,936
South Korea: 1.2%
10,790	Samsung Electronics Co. Ltd. #	10,446,649
Total Preferred Stocks (Cost: $30,545,235)		29,563,512
REAL ESTATE INVESTMENT TRUST: 1.3% (Cost: $10,607,935)
Mexico: 1.3%
5,526,300	TF Administradora Industrial, S de RL de CV	10,273,960
WARRANTS: 1.4%
Luxembourg: 1.4%
170,000	Deutsche Bank, London Branch, aXess Warrants (SAR 0.00, expiring 09/27/16) * # (a)	3,163,022
1,576,666	Deutsche Bank, London Branch, aXess Warrants (SAR 0.00, expiring 09/27/16) * # (b)	8,567,745
Total Warrants (Cost: $14,855,460)		11,730,767
MONEY MARKET FUND: 7.4% (Cost: $62,257,953)
62,257,953	AIM Treasury Portfolio - Institutional Class	62,257,953
Total Investments: 99.5% (Cost: $884,339,505)		834,833,087
Other assets less liabilities: 0.5%		4,540,359
NET ASSETS: 100.0%		$839,373,446

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SAR	Saudi Riyal
USD	United States Dollar

(a)	Issue price $18.40. The security is linked to the performance of Almarai Co.
(b)	Issue price $12.75. The security is linked to the performance of Samba Financial Group.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $579,287,025 which represents 69.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,401,998 which represents 0.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	16.8%	$140,164,786
Consumer Staples	7.5	62,568,274
Financials	30.2	252,094,204
Health Care	10.5	87,783,952
Industrials	7.1	59,106,418
Information Technology	16.7	139,660,674
Telecommunication Services	1.8	15,289,507
Utilities	1.9	15,907,319
Money Market Fund	7.5	62,257,953
	100.0%	$834,833,087

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$50,752,878	$—	$—	$50,752,878
China / Hong Kong	35,884,877	182,060,660	1,401,998	219,347,535
Egypt	7,868,890	—	—	7,868,890
Hungary	—	12,893,510	—	12,893,510
India	4,935,634	108,340,428	—	113,276,062
Indonesia	—	18,835,923	—	18,835,923
Jordan	—	8,799,271	—	8,799,271
Kazakhstan	3,746,400	—	—	3,746,400
Kenya	—	9,087,629	—	9,087,629
Mexico	10,859,322	—	—	10,859,322
Nigeria	—	1,746,454	—	1,746,454
Peru	19,913,520	—	—	19,913,520
Philippines	—	17,997,192	—	17,997,192
Russia	—	10,133,756	—	10,133,756
South Africa	8,545,661	38,218,167	—	46,763,828
South Korea	—	16,581,716	—	16,581,716
Spain	—	13,496,806	—	13,496,806
Switzerland	13,394,302	—	—	13,394,302
Taiwan	—	68,840,003	—	68,840,003
Thailand	—	16,297,972	—	16,297,972
Turkey	3,988,582	14,919,137	—	18,907,719
United Kingdom	—	17,458,987	0	17,458,987
United States	4,007,220	—	—	4,007,220
Preferred Stocks
Brazil	10,507,927	—	—	10,507,927
Colombia	8,608,936	—	—	8,608,936
South Korea	—	10,446,649	—	10,446,649
Real Estate Investment Trust*	10,273,960	—	—	10,273,960
Warrants*	—	11,730,767	—	11,730,767
Money Market Fund	62,257,953	—	—	62,257,953
Total	$255,546,062	$577,885,027	$1,401,998	$834,833,087

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $9,058,083 and transfers from Level 2 to Level 1 were $60,871,541. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2015	$1,403,319	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(1,321)	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2016	$1,401,998	$0

See Notes to Schedule of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.7%
Bermuda: 0.7%
836,800	Golar LNG Ltd. (USD)	$15,037,296
Brazil: 0.0%
707,700	Brazilian Resources, Inc. (CAD) * # §	0
Canada: 17.5%
2,621,806	Agnico-Eagle Mines Ltd. (USD)	94,804,505
550,600	Agrium, Inc. (USD)	48,612,474
4,469,200	Barrick Gold Corp. (USD)	60,691,736
6,188,000	Eldorado Gold Corp. (USD)	19,554,080
9,799,500	First Quantum Minerals Ltd.	51,610,071
4,426,300	Goldcorp, Inc. (USD)	71,838,849
1,516,700	Kinross Gold Corp. (USD) *	5,156,780
6,298,100	New Gold, Inc. (USD) *	23,491,913
281,030	Osisko Gold Royalties Ltd.	3,001,260
		378,761,668
Israel: 0.2%
176,200	SolarEdge Technologies, Inc. (USD) *	4,429,668
Kuwait: 0.1%
3,592,247	Kuwait Energy Plc (GBP) * # § ø	2,894,144
Monaco: 0.4%
1,387,300	Scorpio Tankers, Inc. (USD)	8,087,959
South Africa: 0.5%
6,320,100	Petra Diamonds Ltd. (GBP) #	9,553,794
Switzerland: 4.2%
40,673,425	Glencore Xstrata Plc (GBP) * #	91,452,495
United Kingdom: 3.2%
770,726	Randgold Resources Ltd. (ADR)	69,989,628
United States: 70.9%
1,343,300	Anadarko Petroleum Corp.	62,557,481
968,900	Baker Hughes, Inc.	42,466,887
1,783,800	CF Industries Holdings, Inc.	55,904,292
994,200	Cimarex Energy Co.	96,705,834
2,158,100	Commercial Metals Co.	36,622,957
958,250	Concho Resources, Inc. *	96,821,580
3,457,300	Consol Energy, Inc.	39,032,917
1,271,582	Diamondback Energy, Inc. *	98,140,699
1,211,200	EOG Resources, Inc.	87,908,896
2,356,300	Freeport-McMoRan Copper & Gold, Inc.	24,364,142
1,981,900	Gulfport Energy Corp. *	56,167,046
2,312,200	Halliburton Co.	82,591,784
279,700	Hess Corp.	14,726,205
2,202,100	Kinder Morgan, Inc.	39,329,506
2,532,400	Laredo Petroleum, Inc. *	20,081,932
3,325,200	Louisiana-Pacific Corp. *	56,927,424
3,633,500	Nabors Industries Ltd.	33,428,200
2,356,275	Newfield Exploration Co. *	78,346,144
2,972,900	Parsley Energy, Inc. *	67,187,540
946,900	Patterson-UTI Energy, Inc.	16,684,378
328,500	PDC Energy, Inc. *	19,529,325
792,800	Pioneer Natural Resources Co.	111,578,672
222,700	RSP Permian, Inc. *	6,467,208
1,189,200	Schlumberger Ltd.	87,703,500
836,800	SemGroup Corp.	18,744,320
990,900	SM Energy Co.	18,569,466
1,585,500	Steel Dynamics, Inc.	35,689,605
748,600	Sunrun, Inc. *	4,850,928
2,070,000	Superior Energy Services, Inc.	27,717,300
293,800	Union Pacific Corp.	23,371,790
1,189,200	Valero Energy Corp.	76,275,288
		1,536,493,246
Total Common Stocks (Cost: $2,377,476,838)		2,116,699,898
MONEY MARKET FUND: 1.5% (Cost: $31,912,259)
31,912,259	AIM Treasury Portfolio - Institutional Class	31,912,258
Total Investments: 99.2% (Cost: $2,409,389,097)		2,148,612,156
Other assets less liabilities: 0.8%		17,349,823
NET ASSETS: 100.0%		$2,165,961,979

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $103,900,433 which represents 4.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,894,144 which represents 0.1% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $2,894,144, or 0.1% of net assets.

Restricted securities held by the Fund as of March 31, 2016 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	12/19/2011	3,592,247	$10,862,670	$2,894,144	0.2%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	61.7%	$1,324,781,507
Industrials	1.3	28,222,718
Information Technology	0.2	4,429,668
Materials	35.3	759,266,005
Money Market Fund	1.5	31,912,258
	100.0%	$2,148,612,156

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$15,037,296	$—	$—	$15,037,296
Brazil	—	—	0	0
Canada	378,761,668	—	—	378,761,668
Israel	4,429,668	—	—	4,429,668
Kuwait	—	—	2,894,144	2,894,144
Monaco	8,087,959	—	—	8,087,959
South Africa	—	9,553,794	—	9,553,794
Switzerland	—	91,452,495	—	91,452,495
United Kingdom	69,989,628	—	—	69,989,628
United States	1,536,493,246	—	—	1,536,493,246
Money Market Fund	31,912,258	—	—	31,912,258
Total	$2,044,711,723	$101,006,289	$2,894,144	$2,148,612,156

There were no transfers between levels during the period ended March 31, 2016.

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2015	$0	$3,192,772
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	(298,628)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2016	$0	$2,894,144

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016:

	Value as of March 31, 2016	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$2,894,144	Market Comparable Transactions	Entitlement Multiple	9.00x	Increase
			Interest Multiple	1.45x	Increase
			Control Discount	20%	Decrease
			Marketability Discount	10%	Decrease
		Guideline Public Companies	Entitlement Multiple	7.00x – 12.00x	Increase
			Interest Multiple	0.55x – 3.40x	Increase
			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.1%
Australia: 12.1%
15,361,587	Evolution Mining Ltd. #	$17,673,527
28,172,420	Gold Road Resources Ltd. * #	9,210,340
13,504,118	Gryphon Minerals Ltd. * #	748,119
1,394,725	Newcrest Mining Ltd. * #	18,049,088
4,546,000	Northern Star Resources Ltd. #	11,858,066
3,698,257	OceanaGold Corp. (CAD)	10,165,757
7,284,000	Saracen Mineral Holdings Ltd. * #	5,381,020
		73,085,917
Canada: 65.3%
460,300	Agnico-Eagle Mines Ltd.	16,654,088
660,900	Agnico-Eagle Mines Ltd. (USD)	23,898,144
555,000	Alamos Gold, Inc.	2,940,058
2,763,000	Alamos Gold, Inc. (USD)	14,616,270
2,160,000	Argonaut Gold, Inc. * ø	3,159,962
4,771,875	Argonaut Gold, Inc. *	6,980,991
1,421,000	Asanko Gold, Inc. *	3,019,796
551,000	Asanko Gold, Inc. (USD) *	1,173,630
5,196,000	AuRico Metals, Inc. *	3,000,577
1,741,984	AuRico Metals, Inc. (USD) *	1,002,686
8,833,701	B2Gold Corp. *	14,691,661
11,281,000	B2Gold Corp. (USD) *	18,726,460
850,000	Barrick Gold Corp. (USD)	11,543,000
1,061,000	Bear Creek Mining Corp. *	1,062,021
667,000	Bear Creek Mining Corp. (USD) *	681,674
948,000	Bear Creek Mining Corp. (USD) * ø	968,856
8,491,000	Belo Sun Mining Corp. *	3,857,317
6,298,000	Continental Gold, Inc. *	8,340,758
1,023,000	Corvus Gold, Inc. *	559,253
1,825,000	Corvus Gold, Inc. (USD) *	967,615
843,000	Detour Gold Corp. *	13,273,802
497,000	Eastmain Resources, Inc. *	151,157
1,191,000	Eastmain Resources, Inc. (USD) *	359,920
1,839,000	Eastmain Resources, Inc. (USD) * ø	555,746
2,386,461	Eldorado Gold Corp.	7,497,025
1,893,000	Eldorado Gold Corp. (USD)	5,981,880
3,492,000	First Mining Finance Corp. *	1,075,496
643,000	Fortuna Silver Mines, Inc. *	2,505,163
113,000	Fortuna Silver Mines, Inc. (USD) *	440,700
184,000	Franco-Nevada Corp. (USD)	11,293,920
86,386	Goldcorp, Inc.	1,401,465
1,684,897	Goldcorp, Inc. (USD)	27,345,878
2,413,000	Guyana Goldfields, Inc. *	8,416,470
1,055,000	Guyana Goldfields, Inc. (USD) *	3,658,424
23,636,500	Integra Gold Corp. ‡ *	9,281,705
857,200	Kinross Gold Corp. (USD) *	2,914,480
1,148,000	Kirkland Lake Gold, Inc. *	7,398,468
3,806,000	Klondex Mines Ltd. *	10,168,870
671,000	Lundin Gold, Inc. *	2,376,593
869,300	MAG Silver Corp. (USD) *	8,206,192
1,313,852	New Gold, Inc. *	4,906,396
1,026,170	New Gold, Inc. (USD) * ø	3,827,614
1,032,630	New Gold, Inc. (USD) *	3,851,710
2,761,000	Newcastle Gold Ltd. *	850,356
2,160,300	Newmarket Gold, Inc. *	3,592,876
1,310,000	NovaGold Resources, Inc. (USD) *	6,602,400
10,959,375	Orezone Gold Corp. ‡ *	4,219,201
420,615	Osisko Gold Royalties Ltd.	4,491,958
3,646,500	Premier Gold Mines Ltd. *	8,703,869
800,000	Pretium Resources, Inc. *	4,293,359
237,000	Pretium Resources, Inc. (USD) *	1,267,950
323,000	Richmont Mines, Inc. (USD) *	1,821,720
8,375,300	Roxgold, Inc. * 144A	5,610,403
11,494,000	Sabina Gold & Silver Corp. ‡ *	8,142,044
5,316,000	Semafo, Inc. *	18,951,361
18,611	Silver Wheaton Corp.	308,810
957,375	Silver Wheaton Corp. (USD)	15,873,277
480,000	Sulliden Mining Capital, Inc. *	110,876
1,129,000	TMAC Resources, Inc. * Reg S	7,823,677
10,629,000	Torex Gold Resources, Inc. *	14,894,922
1,945,430	Yamana Gold, Inc.	5,901,824
2,692,578	Yamana Gold, Inc. (USD)	8,185,437
		396,380,211
Mexico: 3.6%
1,610,000	Fresnillo Plc (GBP) #	21,987,311
United Kingdom: 7.2%
2,107,000	African Barrick Gold Ltd. #	8,487,038
12,118,500	Lydian International Ltd. (CAD) *	2,286,069
362,000	Randgold Resources Ltd. (ADR)	32,873,220
		43,646,327
United States: 9.9%
929,000	Newmont Mining Corp.	24,692,820
279,100	Royal Gold, Inc.	14,315,039
335,915	Tahoe Resources, Inc. (CAD)	3,367,556
1,407,000	Tahoe Resources, Inc. (CAD) ø	14,105,209
342,000	Tahoe Resources, Inc.	3,430,260
		59,910,884
Total Common Stocks (Cost: $532,992,618)		595,010,650
MONEY MARKET FUND: 0.6% (Cost: $4,011,482)
4,011,482	AIM Treasury Portfolio - Institutional Class	4,011,482
Total Investments: 98.7% (Cost: $537,004,100)		599,022,132
Other assets less liabilities: 1.3%		7,724,961
NET ASSETS: 100.0%		$606,747,093

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $93,394,509 which represents 15.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $5,610,403, or 0.9% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $22,617,387, or 3.7% of net assets.

Restricted securities held by the Fund as of March 31, 2016 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Argonaut Gold, Inc.	11/13/2009	2,160,000	$10,383,442	$3,159,962	0.5%
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	968,856	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	555,746	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	3,827,614	0.6
Tahoe Resources, Inc.	05/28/2010	1,407,000	8,539,348	14,105,209	2.3
			$25,590,353	$22,617,387	3.7%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	1.5%	$9,208,867
Gold	85.6	512,753,878
Precious Metals & Minerals	7.6	45,713,763
Silver	4.6	27,334,142
Money Market Funds	0.7	4,011,482
	100.0%	$599,022,132

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2016 is set forth below:

Affiliates	Value 12/31/15	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/16
Integra Gold Corp.	$5,807,914	$—	$—	$—	$—	$9,281,705
Orezone Gold Corp.	2,178,094	—	—	—	—	4,219,201
Sabina Gold & Silver Corp.	6,063,901	—	—	—	—	8,142,044
	$14,049,909	$—	$—	$—	$—	$21,642,950

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$10,165,757	$62,920,160	$—	$73,085,917
Canada	396,380,211	—	—	396,380,211
Mexico	—	21,987,311	—	21,987,311
United Kingdom	35,159,289	8,487,038	—	43,646,327
United States	59,910,884	—	—	59,910,884
Money Market Funds	4,011,482	—	—	4,011,482
Total	$505,627,623	$93,394,509	$—	$599,022,132

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedule of Investments

LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 43.5%
26,638	Consumer Discretionary Select Sector SPDR Fund	$2,105,734
8,675	Health Care Select Sector SPDR Fund	587,991
50,609	Technology Select Sector SPDR Fund	2,245,015
Total Exchange Traded Funds (Cost: $4,642,390)		4,938,740

Principal Amount
SHORT-TERM INVESTMENTS: 24.9%
Government Obligation: 17.6% (Cost: $1,999,475)
$2,000,000	United States Treasury Bill (a) 0.27%, 05/05/16	1,999,475

Number of Shares
Money Market Fund: 7.3% (Cost: $829,303)
829,303	AIM Treasury Portfolio - Institutional Class	829,303
Total Short-term Investments (Cost: $2,828,778)		2,828,778
Total Investments: 68.4% (Cost: $7,471,168)		7,767,518
Other assets less liabilities: 31.6%		3,594,086
NET ASSETS: 100.0%		$11,361,604
SECURITIES SOLD SHORT: (17.6)%
EXCHANGE TRADED FUND: (17.6)% (Proceeds: $(1,877,107))

(18,311)	Powershares QQQ Trust, Series 1	(1,999,561)
Total Securities Sold Short (Proceeds: $(1,877,107))		$(1,999,561)

(a)	All or a portion of this security is segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $4,211,624.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	63.6%	$4,938,740
Government	25.7	1,999,475
Money Market Fund	10.7	829,303
	100.0%	$7,767,518

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$4,938,740	$—	$—	$4,938,740
Short-term Investments
Government Obligation	—	1,999,475	—	1,999,475
Money Market Fund	829,303	—	—	829,303
Total	$5,768,043	$1,999,475	$—	$7,767,518

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$(1,999,561)	$—	$—	$(1,999,561)

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 11.6%
Argentina: 0.9%
USD	1,472,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	$1,477,888
British Virgin Islands: 0.3%
	668,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) Reg S	548,395
Mexico: 3.9%
	2,648,000	Coca-Cola Femsa SAB de CV 3.88%, 11/26/23	2,752,389
	380,000	Corp. GEO, SAB de CV 9.25%, 05/02/16 (c) (d) * Reg S	247
	2,332,000	Gruma SAB de CV 4.88%, 09/01/24 (c) Reg S	2,478,916
	812,000	JB y Cia SA de CV 3.75%, 05/13/25 Reg S	819,016
			6,050,568
Netherlands: 1.7%
	3,702,000	Petrobras Global Finance BV 6.85%, 06/05/15	2,600,655

United Kingdom: 1.4%
		AngloGold Ashanti Holdings Plc
	903,000	5.13%, 08/01/22	852,035
	465,000	5.38%, 04/15/20	459,769
	991,000	6.50%, 04/15/40	832,440
			2,144,244
United States: 3.4%
	1,914,000	Gerdau Holdings, Inc. 7.00%, 01/20/20 Reg S	1,851,795
	3,850,000	Southern Copper Corp. 5.88%, 04/23/45	3,435,216
			5,287,011
Total Corporate Bonds (Cost: $17,298,561)			18,108,761
FOREIGN GOVERNMENT OBLIGATIONS: 86.0%
Angola: 2.2%
		Angolan Government International Bond
	457,000	9.50%, 11/12/25 144A	417,584
	3,301,000	9.50%, 11/12/25 Reg S	3,016,289
			3,433,873
Argentina: 12.8%
ARS	33,898,000	Argentina Bonar Bond 32.51%, 03/01/20 (f)	2,370,824
		Argentine Republic Government International Bond
EUR	18,555,000	0.00%, 12/15/35 (a)	2,164,157
	5,642,025	7.82%, 12/31/33 (d) *	7,270,717
USD	1,962,853	8.28%, 12/31/33 (d) *	2,355,424
		Provincia de Buenos Aires
	499	4.00%, 05/15/35 (s) Reg S	337
	2,500,000	9.13%, 03/16/24 144A	2,576,250
	2,974,000	10.88%, 01/26/21 Reg S	3,234,225
			19,971,934
Belarus: 0.2%
	258,000	Belarus International Bond 8.95%, 01/26/18 Reg S	270,255
Brazil: 11.0%
		Brazilian Government International Bond
	2,800,000	2.63%, 01/05/23	2,408,000
	7,728,000	5.00%, 01/27/45	6,221,040
		Nota do Tesouro Nacional, Series F
BRL	9,946,000	10.00%, 01/01/21	2,495,903
	26,337,000	10.00%, 01/01/25	6,116,499
			17,241,442
Dominican Republic: 1.4%
		Dominican Republic International Bond
USD	1,265,000	6.88%, 01/29/26 144A	1,347,225
	824,000	7.50%, 05/06/21 Reg S	900,220
			2,247,445
Ghana: 1.5%
	2,329,000	Ghana Government International Bond 10.75%, 10/14/30 Reg S	2,278,810
Guatamala: 1.6%
		Guatemala Government Bond
	809,000	4.88%, 02/13/28 Reg S	821,135
	1,550,000	5.75%, 06/06/22 Reg S	1,697,250
			2,518,385
Honduras: 0.8%
	1,139,000	Honduras Government International Bond 8.75%, 12/16/20 Reg S	1,278,528
Indonesia: 9.9%
		Indonesian Treasury Bond
IDR	73,987,000,000	8.25%, 07/15/21	5,791,196
	73,000,000,000	8.38%, 09/15/26	5,759,271
	49,000,000,000	8.75%, 05/15/31	3,888,549
	15,439,016
Ivory Coast: 1.5%
USD	2,559,000	Ivory Coast Government International Bond 5.38%, 07/23/24 Reg S	2,360,677
Malaysia: 4.6%
		Malaysia Government Bond
MYR	9,294,000	3.66%, 10/15/20	2,406,387
	18,628,000	3.80%, 08/17/23	4,798,881
			7,205,268
Mexico: 9.7%
		Mexican Government International Bond
MXN	104,807,700	7.75%, 11/13/42	6,847,104
	17,660,000	7.75%, 05/29/31	1,154,645
	96,850,000	10.00%, 12/05/24	7,207,406
			15,209,155
Pakistan: 1.0%
USD	1,512,000	Pakistan Government International Bond 7.25%, 04/15/19 Reg S	1,594,744
Paraguay: 1.8%
		Paraguay Government International Bond
	2,107,000	4.63%, 01/25/23 Reg S	2,138,605
	585,000	5.00%, 04/15/26 144A	589,388
			2,727,993
Peru: 8.8%
		Peruvian Government International Bond
PEN	8,195,000	6.90%, 08/12/37 Reg S	2,350,441
	20,112,000	6.95%, 08/12/31 Reg S	5,916,608
	16,779,000	8.20%, 08/12/26 Reg S	5,525,562
			13,792,611
Philippines: 1.6%
PHP	103,694,000	Philippine Government International Bond 6.25%, 01/14/36	2,516,766
Russia: 4.4%
RUB	482,388,000	Russian Federal Bond 8.15%, 02/03/27	6,840,741
Slovakia: 0.5%
USD	727,000	Slovakia Government International Bond 4.38%, 05/21/22 Reg S	825,196
South Africa: 4.5%
ZAR	94,503,000	South African Government Bond 10.50%, 12/21/26	7,000,087
South Korea: 3.9%
		Korea International Bond
USD	2,557,000	3.88%, 09/11/23	2,866,525
	2,576,000	5.63%, 11/03/25	3,298,826
			6,165,351
Tunisia: 0.6%
	1,091,000	Banque Centrale de Tunisie International Bond 5.75%, 01/30/25 Reg S	947,806
Vietnam: 0.6%
	901,000	Vietnam Government International Bond 4.00%, 05/04/16 (c) (s)	886,359
Zambia: 1.1%
	2,014,000	Zambia Government International Bond 8.97%, 07/30/27 Reg S	1,671,620
Total Foreign Government Obligations (Cost: $128,289,110)			134,424,062

Number of Shares
MONEY MARKET FUND: 1.4% (Cost: $2,238,516)
	2,238,516	AIM Treasury Portfolio - Institutional Class	2,238,516
Total Investments: 99.0% (Cost: $147,826,187)			154,771,339
Other assets less liabilities: 1.0%			1,594,219
NET ASSETS: 100.0%			$156,365,558

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

(a)	Coupon will vary based upon predetermined growth targets for the Gross Domestic Product of Argentina. The rate shown reflects the rate in effect at the end of the reporting period
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,408,335, or 4.1% of net assets.

As of March 31, 2016, the Fund had the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Company	USD	12,340,507	EUR	11,006,321	4/1/2016	183,583
State Street Bank & Trust Company	EUR	669,042	USD	741,061	4/1/2016	(20,241)
State Street Bank & Trust Company	EUR	1,372,631	USD	1,505,859	4/1/2016	(56,058)
State Street Bank & Trust Company	EUR	8,964,648	USD	9,831,799	4/1/2016	(369,073)
State Street Bank & Trust Company	CLP	2,134,741,560	USD	3,103,499	4/8/2016	(82,221)
State Street Bank & Trust Company	CLP	2,634,827,715	USD	3,822,192	4/8/2016	(109,817)
State Street Bank & Trust Company	USD	3,105,507	CLP	2,117,955,774	4/8/2016	55,163
State Street Bank & Trust Company	USD	1,548,910	CLP	1,059,299,549	4/8/2016	31,905
State Street Bank & Trust Company	USD	2,328,455	CLP	1,592,313,951	4/8/2016	47,788
State Street Bank & Trust Company	USD	3,097,820	PEN	10,672,609	4/11/2016	114,644
State Street Bank & Trust Company	PEN	10,672,609	USD	3,156,643	4/11/2016	(55,821)
Net unrealized depreciation on forward foreign currency contracts						(260,148)

CLP	Chilean Peso
EUR	Euro
PEN	Peruvian Nuevo Sol
USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	5.2%	$7,979,650
Consumer, Non-cyclical	3.9	6,050,321
Energy	1.7	2,600,655
Financial	1.0	1,477,888
Government	86.8	134,424,062
Industrial	0.0	247
Money Market Fund	1.4	2,238,516
	100.0%	$154,771,339

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$18,108,761	$—	$18,108,761
Foreign Government Obligations*	—	134,424,062	—	134,424,062
Money Market Fund	2,238,516	—	—	2,238,516
Total	$2,238,516	$152,532,823	$—	$154,771,339
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(260,148)	$—	$(260,148)

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedule of Investments

VANECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2016 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net assets value and are classified as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Other—As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes—As of March 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$268,936,230	$24,936	$(41,319,905)	$(41,294,969)
Emerging Markets Fund	886,264,400	40,744,387	(92,175,700)	(51,431,313)
Global Hard Assets Fund	2,442,948,182	477,143,959	(771,479,985)	(294,336,026)
International Investors Gold Fund	606,699,181	170,187,815	(177,864,864)	(7,677,049)
Long/Short Equity Index Fund	7,496,825	296,459	(25,766)	270,693
Unconstrained Emerging Markets Bond Fund	148,135,493	7,289,887	(654,041)	6,635,846

Subsequent Event—Effective May 1, 2016, Van Eck Global and its businesses and investment offerings are operating under the single global brand VanEck. Accordingly, the Van Eck Funds are now known as the VanEck Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Funds

Date: May 27, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: May 27, 2016